Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Schedule of Revenue	The following table depicts the disaggregation of revenue according to revenue type (in thousands):

	Three Months Ended March 31,
	2023	2022
Revenues
Product	$7,659	$8,100
Service	1,508	1,408

Total Revenues	$9,167	$9,508

The following table depicts the disaggregation of revenue according to revenue type (in thousands):

	Years Ended December 31,
	2022	2021
Revenues:
Product	$34,283	$28,848
Service	6,183	5,566

Total revenues	$40,466	$34,414